Note 6 - Investment in Juanicipio - Operations of Associate (Details) - Minera Juanicipio, S.A. de C.V. [member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Statement Line Items [Line Items]
Sales	$ 75,393	$ 15,335
Cost of sales	(15,329)	(3,873)
Gross profit	60,064	11,462
Consulting and administrative expenses	(1,929)	(239)
Extraordinary mining duty	(337)	(76)
Equity method investment, summarized financial information, income statement, operating expenses	57,798	11,147
Exchange losses and other	(1,363)	(623)
Income tax expense	(20,784)	(5,492)
Income for the year	35,651	5,032
MAG's 44% equity income	$ 15,686	$ 2,214